Discontinued Operations - Summary of Earnings from Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income loss from discontinued operations [Abstract]
Revenues		$ 704
Expenses	$ (6)	(554)
(Loss) earnings from discontinued operations before income tax	(6)	150
Tax benefit (expense) on (loss) earnings from discontinued operations	2	(52)
(Loss) earnings from discontinued operations after income tax	(4)	98
Gain on sale of discontinued operations before income tax	1	2,190
Tax expense on gain on sale of discontinued operations		(195)
(Loss) earnings from discontinued operations, net of tax	$ (3)	$ 2,093